Kenneth J. Gordon	Goodwin Procter LLP
617.570.1327	Counsellors at Law
kgordon@goodwinprocter.com	Exchange Place
Boston, MA 02109
T: 617.570.1000
F: 617.523.1231
December 5, 2005

United States Securities and Exchange Commission
Division of Corporation Finance
100 F Street N.E.
Washington, D.C. 20549-3561
Attention: Karen J. Garnett

Re:	Lionbridge Technologies, Inc.
Amendment No. 1 to Registration Statement on Form S-3
File No. 333-129933

Ladies and Gentlemen:
This letter is being furnished on behalf of Lionbridge Technologies, Inc. (the “Company”) in response to comments contained in the letter dated December 2, 2005 (the “Letter”) from Karen J. Garnett of the Staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) to Rory J. Cowan, Chief Executive Officer of the Company, with respect to the Company’s Registration Statement on Form S-3 (File No. 333-129933) (as amended, the “Registration Statement”). Amendment No. 1 to the Registration Statement (“Amendment No. 1”), including the prospectus contained therein, is being filed on behalf of the Company with the Commission as of the date hereof.
The responses and supplementary information set forth below have been organized in the same manner in which the Commission’s comments were organized and all page references in the Company’s response are to Amendment No. 1 as marked. Copies of this letter and its attachment are being sent under separate cover to Charito A. Mittelman of the Commission.
Form S-3
1.	It appears that you intend to conduct a firm commitment underwritten offering on behalf of the selling shareholder, however, no underwriter has been identified pursuant to Item 501(b)(8) of Regulation S-K to date. Please amend your filing to identify the underwriter on the cover page and file the underwriting agreement prior to effectiveness of your registration statement.
RESPONSE: The prospectus contained in Amendment No. 1 has been revised to include the names of the participating underwriters on the front and back covers and page 39 in response to the Staff’s comment. The Company acknowledges the Staff’s comment regarding the underwriting agreement and will file the underwriting agreement with the Commission prior to the effectiveness of the Registration Statement.
     If you require additional information, please telephone the undersigned at (617) 570-1327.

Sincerely,

/s/ Kenneth J. Gordon

Kenneth J. Gordon

cc:	Charito A. Mittelman, Esq.
Mr. Rory Cowan
Mr. Stephen J. Lifshatz
Margaret A. Shukur, Esq.
Robert Risoleo, Esq.
Arthur R. McGivern, Esq.

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